Financial instruments - Liquidity Risk Tables (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	$ 1,781,812	$ 1,815,869
Contractual cash flows	1,786,141
Total interest payments on long-term debt	336,210
Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	760,288
Total interest payments on long-term debt	69,390
Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	25,853
Total interest payments on long-term debt	82,080
Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Total interest payments on long-term debt	67,080
Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	600,000
Total interest payments on long-term debt	117,660
Accounts Payable and Accrued Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	224,754
Contractual cash flows	224,754
Accounts Payable and Accrued Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	224,754
Accounts Payable and Accrued Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Accounts Payable and Accrued Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	1,495,671
Contractual cash flows	1,500,000
Long-Term Debt [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	500,000
Long-Term Debt [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Long-Term Debt [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	400,000
Long-Term Debt [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	600,000
Foreign currency contracts [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	54,866
Contractual cash flows	54,866
Foreign currency contracts [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	29,013
Foreign currency contracts [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	25,853
Foreign currency contracts [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Foreign currency contracts [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Other Derivative Liabilities [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Carrying amount	6,521
Contractual cash flows	6,521
Other Derivative Liabilities [Member] | Due in less than one year [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	6,521
Other Derivative Liabilities [Member] | Due in one to three years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Other Derivative Liabilities [Member] | Due in three to five years [Member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Other Derivative Liabilities [Member] | Due after five years [member]
Disclosure of maturity analysis for financial liabilities [abstract]
Contractual cash flows	0
Unsecured revolving credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,250,000
Committed and outstanding	0
Available borrowing facility	1,250,000
Letter of credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	1,716,473
Committed and outstanding	1,572,984
Available borrowing facility	$ 143,489